3. STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
	Three Months Ended September 30,
	2018	2017
Cost of Goods Sold	$–	$8,669
Research and Development Expenses	2,411	6,692
Selling, General and Administrative Expenses	130,573	10,696
Stock Based Compensation Expense	$132,984	$26,057

	2018	2017
Cost of Goods Sold	$8,669	$34,676
Research and Development Expenses	15,423	31,952
Selling, General and Administrative Expenses	28,249	134,984
Stock Based Compensation Expense	$52,341	$201,612

Assumptions for fair value of options granted
Year Ended
June 30, 2018
Assumptions:
Option life	5.3 years
Risk-free interest rate	1.01%
Stock volatility	171%
Dividend yield	0
Weighted average fair value of grants	$0.58

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2018	1,055,700	$0.76	6.13 years
Granted	450,000
Expired or Cancelled	(12,500)
Outstanding at September 30, 2018	1,493,200	$0.75	7.07 years

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2016	1,136,000	$0.79	8.00 years
Grants	15,000	$0.40
Cancellations	(72,600)	$0.85
Outstanding at June 30, 2017	1,078,400	$0.78	7.01 years
Grants	40,000	$0.61
Cancellations	(62,700)	$0.99
Outstanding at June 30, 2018	1,055,700	$0.76	6.13 years

Stock options outstanding by exercise price ranges
Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	2.79	$0.27	40,000	$0.27
$0.40	15,000	8.58	$0.40	10,000	$0.40
$0.48	60,000	7.50	$0.48	60,000	$0.48
$0.50	100,000	6.73	$0.50	100,000	$0.50
$0.55	42,000	5.56	$0.55	37,000	$0.55
$0.64	25,000	9.12	$0.64	15,000	$0.64
$0.70	100,000	9.85	$0.70	–	$0.70
$0.73	853,000	7.95	$0.73	658,000	$0.73
$0.85	9,000	4.26	$0.85	9,000	$0.85
$0.90	9,000	5.26	$0.90	9,000	$0.90
$0.95	30,000	5.78	$0.95	30,000	$0.95
$1.20	207,800	3.42	$1.20	207,800	$1.20
$1.25	1,200	0.15	$1.25	1,200	$1.25
$1.35	1,200	1.15	$1.35	1,200	$1.35
$0.27–$1.35	1,493,200	7.07	$0.76	1,178,200	$0.78

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	3.04	$0.27	40,000	$0.27
$0.40	15,000	8.83	$0.40	10,000	$0.40
$0.48	60,000	7.75	$0.48	60,000	$0.48
$0.50	100,000	7.98	$0.50	100,000	$0.50
$0.55	44,500	5.69	$0.55	34,500	$0.55
$0.64	25,000	9.37	$0.64	15,000	$0.64
$0.73	513,000	6.88	$0.73	493,000	$0.73
$0.85	9,000	4.51	$0.85	9,000	$0.85
$0.90	9,000	5.51	$0.90	9,000	$0.90
$0.95	30,000	6.03	$0.95	30,000	$0.95
$1.20	207,800	3.67	$1.20	207,800	$1.20
$1.25	1,200	0.41	$1.25	1,200	$1.25
$1.35	1,200	1.40	$1.35	1,200	$1.35
$0.27–1.35	1,055,700	6.13	$0.76	1,010,700	$0.77